Going Concern	3 Months Ended
Mar. 31, 2012
Going Concern
Going Concern
2.	GOING CONCERN

Management has prepared these financial statements assuming the Company will continue as a going concern, which assumes that the Company will continue its operations for the foreseeable future and realize its assets and discharge its liabilities in the normal course of business. At March 31, 2012, the Company had a working capital deficit of $1,539,012, which casts substantial doubt about the ability of the Company to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on management’s ability to successfully implement the business plans, including accessing future funding until it has profitable operations. If the Company is not able to develop a market for its alcoholic beverages, or if the going concern is otherwise not appropriate in future periods, adjustments to the amounts recorded for, and classification of, assets and liabilities may be necessary.

Continued operations of the Company are dependent on the Company’s ability to obtain additional financing and to receive continued financial support from its creditors and stockholders and to generate future positive earnings and cash flows from operations. Management plans to obtain additional financing by way of the issuance of common shares and issuance of promissory notes and other debt instruments. However, there can be no assurance that the financing will be available as necessary, or if the financing is available, that it will be on terms acceptable to the Company. The outcome of these matters cannot be determined at this time.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. If the going concern basis were not appropriate for these consolidated financial statements, then adjustments would be necessary in the carrying value of the assets and liabilities, the reported revenue and expenses and the balance sheets classifications used.